Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
October 31, 2022
LPS-NPRT1-1222
1.809099.119
Common Stocks - 95.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.4%
GungHo Online Entertainment, Inc.	455,026	6,741
International Games Systems Co. Ltd.	250,000	2,724
Warner Bros Discovery, Inc. (a)	8,500,057	110,501
		119,966
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	49,880	692
Infocom Corp.	39,892	573
New Work SE	1,999	250
Ziff Davis, Inc. (a)	24,888	1,926
ZIGExN Co. Ltd.	3,399,121	8,367
		11,808
Media - 0.3%
AMC Networks, Inc. Class A (a)	362,442	8,159
Cl Holdings, Inc.	30,009	173
Comcast Corp. Class A	520,890	16,533
Corus Entertainment, Inc. Class B (non-vtg.) (b)	911,425	1,438
DMS, Inc.	163,036	1,354
Gray Television, Inc.	123,556	1,748
Intage Holdings, Inc.	875,522	9,650
Nexstar Broadcasting Group, Inc. Class A	20,736	3,552
Pico Far East Holdings Ltd.	22,529,445	3,071
RKB Mainichi Broadcasting Corp.	37,965	1,481
Saga Communications, Inc. Class A	481,909	11,132
TechTarget, Inc. (a)	49,554	3,199
Thryv Holdings, Inc. (a)	450,457	9,216
TOW Co. Ltd. (c)	3,099,084	6,398
Trenders, Inc.	143,396	1,762
TVA Group, Inc. Class B (non-vtg.) (a)	2,982,372	3,853
WOWOW INC.	99,958	842
		83,561
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	98,657	1,866
TOTAL COMMUNICATION SERVICES		217,201
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.9%
Akwel	11,529	167
ASTI Corp. (c)	274,518	3,777
Cie Automotive SA	343,793	8,745
Compagnie Plastic Omnium SA	447,255	6,272
DaikyoNishikawa Corp.	245,913	992
G-Tekt Corp.	689,651	6,169
Gentex Corp.	600,457	15,906
GUD Holdings Ltd.	99,629	512
Hi-Lex Corp.	1,350,284	9,617
IJTT Co. Ltd.	37,635	128
LCI Industries	100	11
Lear Corp.	350,039	48,554
Linamar Corp.	975,487	41,752
Motonic Corp. (c)	2,066,285	11,031
Murakami Corp. (c)	850,344	12,901
Nippon Seiki Co. Ltd.	2,224,666	11,311
Patrick Industries, Inc.	131,627	6,017
Piolax, Inc.	942,513	11,726
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	1,404
SJM Co. Ltd. (c)	1,282,000	3,054
SJM Holdings Co. Ltd.	500,470	1,296
SNT Holdings Co. Ltd. (c)	885,108	8,868
Strattec Security Corp. (a)(c)	200,549	5,214
TBK Co. Ltd.	696,805	1,303
Topre Corp.	310,332	2,456
TPR Co. Ltd.	350,372	2,941
Yachiyo Industry Co. Ltd.	890,491	3,833
Yutaka Giken Co. Ltd. (c)	1,213,546	13,948
		239,905
Automobiles - 0.0%
Isuzu Motors Ltd.	99,783	1,170
Kabe Husvagnar AB (B Shares)	246,637	4,244
		5,414
Distributors - 0.1%
Arata Corp.	597,483	16,515
Central Automotive Products Ltd.	305,997	4,618
LKQ Corp.	94,965	5,284
SPK Corp.	518,114	4,937
		31,354
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	50,542	2,108
Clip Corp. (c)	236,579	1,254
Cross-Harbour Holdings Ltd.	2,381,305	3,137
Frontdoor, Inc. (a)	400,187	8,828
JP-Holdings, Inc.	149,949	302
Kukbo Design Co. Ltd.	162,889	1,986
MegaStudyEdu Co. Ltd.	150,100	9,023
Step Co. Ltd. (c)	1,141,760	14,820
YDUQS Participacoes SA	200,100	625
		42,083
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	3,098,826	22,565
Brinker International, Inc. (a)	25,080	837
Everi Holdings, Inc. (a)	163,314	3,100
Ibersol SGPS SA	1,198,199	7,010
J.D. Wetherspoon PLC (a)	100,208	518
Kindred Group PLC (depositary receipt)	1,087,392	9,455
Ride On Express Holdings Co. Lt	40,299	279
Ruth's Hospitality Group, Inc.	200,363	4,164
The Restaurant Group PLC (a)	14,451,773	5,270
		53,198
Household Durables - 2.9%
Ace Bed Co. Ltd.	19,430	478
Barratt Developments PLC	43,983,201	189,704
Bellway PLC	3,400,689	72,343
Coway Co. Ltd.	35,000	1,356
Cuckoo Holdings Co. Ltd.	496,010	5,647
D.R. Horton, Inc.	871,416	66,994
De'Longhi SpA	49,980	863
Emak SpA	4,143,577	4,422
First Juken Co. Ltd. (b)(c)	1,351,114	9,468
FJ Next Co. Ltd.	1,161,393	7,756
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	18,000,837	70,668
Hamilton Beach Brands Holding Co.:
Class A	317,699	3,742
Class B (a)	182,462	2,149
Helen of Troy Ltd. (a)	750,068	70,971
LGI Homes, Inc. (a)	997	92
M/I Homes, Inc. (a)	400,104	16,600
Mohawk Industries, Inc. (a)	1,450,377	137,423
Open House Group Co. Ltd.	549,854	19,599
Portmeirion Group PLC	59,483	210
Pressance Corp.	2,100,762	21,588
Sanei Architecture Planning Co. Ltd. (c)	1,683,481	17,560
Taylor Morrison Home Corp. (a)	2,196,691	57,861
Tempur Sealy International, Inc.	99,362	2,672
Token Corp.	342,093	18,060
Toll Brothers, Inc. (b)	78,834	3,396
ZAGG, Inc. rights (a)(d)	448,847	40
		801,662
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)(b)	25,029	61
Belluna Co. Ltd. (c)	6,141,510	29,614
Ci Medical Co. Ltd.	83,441	2,924
Danawa Co. Ltd. (a)	75,100	900
Dustin Group AB (e)	296,298	1,234
Enigmo, Inc.	1,196,295	4,425
Hamee Corp. (b)	599,816	3,441
Papyless Co. Ltd.	99,962	697
Syuppin Co. Ltd.	249,966	2,517
Vipshop Holdings Ltd. ADR (a)	1,038,920	7,241
		53,054
Leisure Products - 0.0%
Miroku Corp.	85,320	825
Multiline Retail - 2.1%
Big Lots, Inc. (b)(c)	1,744,249	32,914
Europris ASA (e)	399,916	2,381
Gwangju Shinsegae Co. Ltd.	95,829	2,115
Lifestyle China Group Ltd. (a)	14,623,726	1,043
Lifestyle International Holdings Ltd. (a)	18,729,104	11,095
Max Stock Ltd.	10,648	15
Next PLC (c)	9,400,327	531,361
Ollie's Bargain Outlet Holdings, Inc. (a)	4,094	229
Pan Pacific International Holdings Ltd.	20,000	328
Ryohin Keikaku Co. Ltd.	50,383	475
Seria Co. Ltd.	24,993	409
Treasure Factory Co. Ltd.	48,915	734
		583,099
Specialty Retail - 9.3%
Academy Sports & Outdoors, Inc.	106,649	4,696
Arcland Sakamoto Co. Ltd.	163,464	1,622
AutoZone, Inc. (a)	519,275	1,315,261
Best Buy Co., Inc.	943,253	64,528
BMTC Group, Inc. (c)	3,321,774	30,113
Buffalo Co. Ltd.	89,844	671
Burlington Stores, Inc. (a)	17,601	2,516
Dick's Sporting Goods, Inc.	63,831	7,261
Foot Locker, Inc. (b)(c)	6,500,039	206,051
Formosa Optical Technology Co. Ltd.	1,125,000	1,971
Fuji Corp.	466,073	3,978
Genesco, Inc. (a)	50,183	2,361
Goldlion Holdings Ltd.	28,382,180	4,050
Handsman Co. Ltd.	420,551	2,390
IA Group Corp. (c)	127,677	2,958
International Housewares Retail Co. Ltd.	3,275,585	1,085
JB Hi-Fi Ltd.	9,996	274
JD Sports Fashion PLC	33,388,098	37,309
Jumbo SA (c)	9,443,235	134,291
Kid ASA (e)	44,619	334
Ku Holdings Co. Ltd.	1,429,443	11,411
Leon's Furniture Ltd.	299,980	3,754
Maisons du Monde SA (e)	147,710	1,448
Mr. Bricolage SA (a)	830,440	6,631
Nafco Co. Ltd. (c)	1,872,156	19,868
Nextage Co. Ltd.	315,748	6,094
Nitori Holdings Co. Ltd.	56,966	5,162
Ross Stores, Inc.	5,450,228	521,532
Sally Beauty Holdings, Inc. (a)(c)	8,279,011	105,226
Sleep Number Corp. (a)(b)	997	28
The Buckle, Inc.	156,551	6,157
WH Smith PLC (a)	50,160	677
Williams-Sonoma, Inc.	29,469	3,649
		2,515,357
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	24,835,691	3,512
Capri Holdings Ltd. (a)	2,968,698	135,610
Carter's, Inc. (b)	49,980	3,392
Deckers Outdoor Corp. (a)	16,202	5,670
Embry Holdings Ltd.	2,264,949	144
Fossil Group, Inc. (a)(c)	3,992,484	16,968
G-III Apparel Group Ltd. (a)	400,555	7,811
Gildan Activewear, Inc.	4,600,682	145,178
Handsome Co. Ltd. (c)	1,400,000	24,620
JLM Couture, Inc. (a)(c)	154,715	248
Levi Strauss & Co. Class A	100	1
PVH Corp.	39,646	2,035
Samsonite International SA (a)(e)	996,571	2,143
Steven Madden Ltd.	4,998	149
Sun Hing Vision Group Holdings Ltd. (c)	18,992,606	2,226
Tapestry, Inc.	80,990	2,566
Texwinca Holdings Ltd.	39,989,026	5,247
Victory City International Holdings Ltd. (a)(d)	8,385,171	310
Youngone Corp.	250,000	8,285
Youngone Holdings Co. Ltd. (c)	961,000	36,425
		402,540
TOTAL CONSUMER DISCRETIONARY		4,728,491
CONSUMER STAPLES - 12.7%
Beverages - 2.5%
A.G. Barr PLC	1,978,794	10,189
Britvic PLC	5,546,824	46,277
Monster Beverage Corp. (a)	6,424,804	602,133
Muhak Co. Ltd.	1,325,165	4,475
Olvi Oyj (A Shares)	14,588	451
Spritzer Bhd	4,600,400	1,946
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	3,009,936	4,306
		669,777
Food & Staples Retailing - 7.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	248,493	11,126
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,615,378	61,814
BJ's Wholesale Club Holdings, Inc. (a)	129,272	10,006
Corporativo Fragua S.A.B. de CV	249,984	3,963
Cosmos Pharmaceutical Corp.	1,567,712	151,821
Create SD Holdings Co. Ltd. (c)	4,900,889	104,481
Daikokutenbussan Co. Ltd.	296,003	9,038
G-7 Holdings, Inc.	1,200,022	11,524
Genky DrugStores Co. Ltd. (c)	999,441	25,508
Halows Co. Ltd. (c)	1,648,425	33,136
Kusuri No Aoki Holdings Co. Ltd.	660,607	31,899
MARR SpA (a)	113,187	1,192
Metro, Inc. (b)(c)	20,850,500	1,092,304
Natural Grocers by Vitamin Cottage, Inc.	55,302	636
North West Co., Inc.	83,189	2,165
Qol Holdings Co. Ltd. (c)	2,199,531	18,150
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,864	684
Sapporo Clinical Laboratory	28,047	216
Sprouts Farmers Market LLC (a)	3,870,849	114,190
Sugi Holdings Co. Ltd.	49,811	2,000
Sundrug Co. Ltd.	2,475,007	57,591
Tsuruha Holdings, Inc.	149,488	8,696
United Natural Foods, Inc. (a)	473,438	20,079
Walgreens Boots Alliance, Inc.	8,962,159	327,119
YAKUODO Holdings Co. Ltd.	156,617	2,934
Yaoko Co. Ltd.	724,808	31,538
		2,133,810
Food Products - 2.1%
Armanino Foods of Distinction	196,354	697
Axyz Co. Ltd.	21,572	421
Carr's Group PLC (c)	5,812,755	6,999
Cloetta AB	24,875	45
Cranswick PLC	501,063	17,089
Darling Ingredients, Inc. (a)	9,923	779
Dole PLC	800,210	6,842
Food Empire Holdings Ltd. (c)	30,613,034	10,813
Fresh Del Monte Produce, Inc. (c)	4,270,006	111,362
Inghams Group Ltd.	700,230	1,133
Ingredion, Inc.	316,835	28,236
Kaveri Seed Co. Ltd.	500,714	2,939
Kri Kri Milk Industry SA	98,730	525
Lassonde Industries, Inc. Class A (sub. vtg.)	15,506	1,338
Origin Enterprises PLC (c)	8,659,856	32,093
Ottogi Corp.	165,208	51,102
Pacific Andes International Holdings Ltd. (a)(d)	106,294,500	989
Pacific Andes Resources Development Ltd. (a)(d)	207,064,007	1
Pickles Holdings Co. Ltd.	196,986	1,366
Prima Meat Packers Ltd.	698,684	9,242
Rocky Mountain Chocolate Factory, Inc. (a)(c)	454,195	3,007
S Foods, Inc.	600,880	11,012
Seaboard Corp.	40,554	151,931
Sunjin Co. Ltd. (c)	2,300,055	12,811
Sunjuice Holdings Co. Ltd.	240,000	1,503
Thai President Foods PCL (For. Reg.)	347,444	1,817
Tyson Foods, Inc. Class A	1,514,500	103,516
		569,608
Household Products - 0.0%
Transaction Co. Ltd.	391,076	2,977
Personal Products - 0.2%
Hengan International Group Co. Ltd.	8,851,186	34,335
Sarantis SA (c)	3,864,331	24,250
TCI Co. Ltd.	400,000	1,333
		59,918
Tobacco - 0.1%
KT&G Corp.	50,000	3,352
Scandinavian Tobacco Group A/S (e)	742,332	12,444
Turning Point Brands, Inc.	50,065	1,180
		16,976
TOTAL CONSUMER STAPLES		3,453,066
ENERGY - 13.3%
Energy Equipment & Services - 0.5%
Bristow Group, Inc. (a)	175,903	5,267
Championx Corp.	247,343	7,079
Enerflex Ltd.	49,980	258
Helix Energy Solutions Group, Inc. (a)(b)	640,782	4,485
John Wood Group PLC (a)	979,949	1,572
KS Energy Services Ltd. (a)(d)	12,911,018	119
Liberty Oilfield Services, Inc. Class A	4,800,069	81,169
Oil States International, Inc. (a)	2,510,614	16,244
PHX Energy Services Corp.	1,200,403	7,375
Total Energy Services, Inc.	1,812,757	10,432
		134,000
Oil, Gas & Consumable Fuels - 12.8%
Adams Resources & Energy, Inc.	160,027	5,145
Antero Resources Corp. (a)	205,240	7,524
APA Corp.	9,955	453
Baytex Energy Corp. (a)(b)	604,102	3,281
Beach Energy Ltd.	8,997,214	9,151
Berry Corp. (c)	4,050,742	35,930
Birchcliff Energy Ltd. (b)	497,778	3,869
Bonterra Energy Corp. (a)	580,181	3,794
Callon Petroleum Co. (a)(b)	1,250,139	54,956
China Petroleum & Chemical Corp. (H Shares)	98,556,973	39,061
Chord Energy Corp. (c)	2,760,489	422,603
Chord Energy Corp.:
warrants 9/1/24 (a)	330,624	8,795
warrants 9/1/25 (a)	165,362	3,944
Civitas Resources, Inc. (c)	2,848,945	199,170
CNX Resources Corp. (a)	1,600,016	26,896
Denbury, Inc. (a)	138,558	12,666
Diamondback Energy, Inc.	485,002	76,199
Energy Transfer LP	702,213	8,967
Enterprise Products Partners LP	1,519,221	38,360
EQT Corp.	6,000,188	251,048
Exxon Mobil Corp.	43,199	4,787
Hankook Shell Oil Co. Ltd.	40,000	6,978
HF Sinclair Corp.	3,924,615	240,069
INPEX Corp.	99,961	1,009
Iwatani Corp.	98,690	3,637
Laredo Petroleum, Inc. (a)	35,971	2,326
Marathon Oil Corp.	9,683,103	294,850
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	9,065
Murphy Oil Corp. (c)	11,250,006	545,738
NACCO Industries, Inc. Class A	404,173	22,860
Northern Oil & Gas, Inc.	360,363	12,303
Oil & Natural Gas Corp. Ltd.	102,003,493	165,180
Oil India Ltd.	30,994,000	72,262
Ovintiv, Inc.	2,189,444	110,895
PDC Energy, Inc.	143,948	10,384
Petronet LNG Ltd.	14,000,000	34,763
Peyto Exploration & Development Corp. (b)(c)	9,500,063	88,700
Range Resources Corp.	174,743	4,977
SilverBow Resources, Inc. (a)(b)	724,731	25,706
Southwestern Energy Co. (a)(b)	50,300,594	348,583
Star Petroleum Refining PCL (For. Reg.)	8,857,381	2,770
Thungela Resources Ltd.	19,713	301
TotalEnergies SE sponsored ADR	4,508,242	246,916
Unit Corp. warrants 9/3/27 (a)	194,023	2,008
		3,468,879
TOTAL ENERGY		3,602,879
FINANCIALS - 13.6%
Banks - 2.4%
ACNB Corp.	351,169	12,849
Arrow Financial Corp.	414,888	14,446
Associated Banc-Corp.	203,500	4,955
Bank of America Corp.	79,438	2,863
Bank7 Corp.	94,508	2,363
Bar Harbor Bankshares	675,000	20,257
C & F Financial Corp.	31,636	1,789
Camden National Corp.	399,911	17,404
Cathay General Bancorp	536,797	24,478
Central Pacific Financial Corp.	119,956	2,461
Central Valley Community Bancorp	109,109	2,029
Citizens Financial Services, Inc.	19,992	1,371
CNB Financial Corp., Pennsylvania	25,191	640
Community Trust Bancorp, Inc.	68,118	3,221
Dimeco, Inc.	34,981	1,618
Eagle Bancorp, Inc.	1,056,399	47,834
East West Bancorp, Inc.	490,194	35,083
Financial Institutions, Inc.	444,885	10,602
First Bancorp, Puerto Rico	272,275	4,299
First Foundation, Inc.	24,746	395
First of Long Island Corp. (c)	1,255,779	22,077
Five Star Bancorp	140,364	4,072
FNB Corp., Pennsylvania	264,639	3,824
Hanmi Financial Corp.	593,972	15,907
LCNB Corp.	94,950	1,672
Meridian Bank/Malvern, PA	100,011	3,079
Oak Valley Bancorp Oakdale California	97,800	1,929
OFG Bancorp	104,961	2,926
Plumas Bancorp (b)	197,957	6,552
Popular, Inc.	49,528	3,503
Preferred Bank, Los Angeles	215,080	16,533
QCR Holdings, Inc.	105,359	5,343
Regions Financial Corp.	153,931	3,379
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,085,824	11,050
Sparebanken Nord-Norge	1,973,327	16,381
The First Bancorp, Inc.	120,561	3,684
Trico Bancshares	27	2
United Community Bank, Inc.	99,053	3,814
Unity Bancorp, Inc.	150,875	4,324
Washington Trust Bancorp, Inc.	677,310	32,850
Wells Fargo & Co.	5,831,108	268,173
West Bancorp., Inc.	632,668	14,216
Western Alliance Bancorp.	21,796	1,464
		657,711
Capital Markets - 0.8%
Azimut Holding SpA	118,387	1,907
Banca Generali SpA	44,046	1,317
CI Financial Corp.	4,050,420	40,553
Daou Data Corp.	38,100	415
Diamond Hill Investment Group, Inc. (b)	18,772	3,378
Federated Hermes, Inc. (b)	1,843,695	64,068
Lazard Ltd. Class A	1,635,712	61,683
LPL Financial	24,895	6,364
PJT Partners, Inc.	34,532	2,569
SEI Investments Co.	18,396	999
T. Rowe Price Group, Inc.	997	106
Van Lanschot Kempen NV (Bearer)	1,024,894	22,131
		205,490
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	14,146,155	8,272
Bread Financial Holdings, Inc.	2,281,846	82,397
Cash Converters International Ltd.	12,752,921	1,937
Credit Acceptance Corp. (a)(b)	9,999	4,656
Discover Financial Services	2,299,938	240,252
Navient Corp.	2,080,172	31,494
Regional Management Corp.	286,488	9,729
Synchrony Financial (b)	12,616,582	448,646
		827,383
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	999,973	772
Fuyo General Lease Co. Ltd.	124,993	6,943
Jackson Financial, Inc. (b)(c)	4,258,064	163,339
Ricoh Leasing Co. Ltd.	365,279	8,917
Tokyo Century Corp.	150,734	5,140
Zenkoku Hosho Co. Ltd.	1,250,044	41,277
		226,388
Insurance - 5.9%
AEGON NV	9,722,509	45,007
AFLAC, Inc.	3,232,358	210,459
American Financial Group, Inc.	25,248	3,664
ASR Nederland NV	1,652,510	72,820
Chubb Ltd.	16,334	3,510
Db Insurance Co. Ltd.	1,633,017	64,414
Employers Holdings, Inc.	648,091	28,263
Genworth Financial, Inc. Class A (a)	99,556	465
Hartford Financial Services Group, Inc.	85,245	6,173
Hiscox Ltd.	99,934	1,031
Hyundai Fire & Marine Insurance Co. Ltd.	650,004	15,165
Legal & General Group PLC	7,082,704	18,948
Lincoln National Corp.	1,875,049	101,009
National Western Life Group, Inc.	102,148	20,227
NN Group NV	600,550	25,431
Old Republic International Corp.	131,088	3,043
Primerica, Inc.	328,879	47,589
Qualitas Controladora S.A.B. de CV	633,566	2,489
Reinsurance Group of America, Inc.	2,162,893	318,313
Selective Insurance Group, Inc.	12,595	1,235
The Travelers Companies, Inc.	22,732	4,193
Unum Group (c)	13,540,559	617,314
		1,610,762
Thrifts & Mortgage Finance - 0.6%
ASAX Co. Ltd.	177,593	699
Axos Financial, Inc. (a)	450,002	17,532
Enact Holdings, Inc.	2,573,088	65,974
EQB, Inc.	374,930	13,287
EQB, Inc. rights	211,291	7,372
Essent Group Ltd.	584,460	23,133
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,933	538
Class C (non-vtg.)	175,153	20,178
Hingham Institution for Savings (b)	10,854	2,684
Southern Missouri Bancorp, Inc.	180,087	9,229
Walker & Dunlop, Inc.	9,855	887
		161,513
TOTAL FINANCIALS		3,689,247
HEALTH CARE - 14.9%
Biotechnology - 1.7%
Amgen, Inc.	1,152,754	311,647
Cell Biotech Co. Ltd.	437,931	3,436
Essex Bio-Technology Ltd.	11,995,748	4,860
Gilead Sciences, Inc.	45,000	3,531
Regeneron Pharmaceuticals, Inc. (a)	201,093	150,568
United Therapeutics Corp. (a)	1,000	231
		474,273
Health Care Equipment & Supplies - 0.9%
Arts Optical International Holdings Ltd. (a)	13,346,577	1,224
Embecta Corp. (c)	3,450,683	106,695
Fukuda Denshi Co. Ltd.	737,862	38,507
Hoshi Iryo-Sanki Co. Ltd. (c)	203,298	5,127
I-Sens, Inc.	325,000	7,878
InBody Co. Ltd. (c)	689,936	9,933
Japan Lifeline Co. Ltd.	99,961	675
Medikit Co. Ltd.	56,078	913
Nakanishi, Inc.	395,748	7,229
Prim SA (c)	1,366,772	14,993
ResMed, Inc.	21,987	4,918
St. Shine Optical Co. Ltd. (c)	3,175,800	20,776
Techno Medica Co. Ltd.	37,605	413
Utah Medical Products, Inc. (c)	217,902	19,513
Value Added Technology Co. Ltd.	397,100	8,388
Vieworks Co. Ltd.	377,339	9,160
		256,342
Health Care Providers & Services - 11.5%
Centene Corp. (a)	876,084	74,581
Cigna Corp.	362,148	116,996
DaVita HealthCare Partners, Inc. (a)	50,495	3,687
DVx, Inc. (c)	620,963	3,863
Elevance Health, Inc.	1,708,678	934,254
HCA Holdings, Inc.	9,496	2,065
Henry Schein, Inc. (a)	27,400	1,876
Hi-Clearance, Inc.	1,540,000	6,589
Humana, Inc.	7,674	4,283
Laboratory Corp. of America Holdings	19,300	4,282
Owens & Minor, Inc.	75,045	1,276
Quest Diagnostics, Inc. (b)	39,009	5,604
Select Medical Holdings Corp. (b)	199,946	5,135
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	9,996	14
Ship Healthcare Holdings, Inc.	69,388	1,330
Sinopharm Group Co. Ltd. (H Shares)	39,801,350	75,854
UnitedHealth Group, Inc.	2,610,849	1,449,422
Universal Health Services, Inc. Class B	3,488,881	404,257
WIN-Partners Co. Ltd. (c)	2,349,890	15,329
		3,110,697
Health Care Technology - 0.0%
Software Service, Inc.	49,980	2,766
Pharmaceuticals - 0.8%
Bliss Gvs Pharma Ltd.	2,000,000	1,824
China Medical System Holdings Ltd.	9,496,470	10,368
Consun Pharmaceutical Group Ltd.	3,946,335	1,478
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	25,298
Dai Han Pharmaceutical Co. Ltd.	297,037	5,806
Daito Pharmaceutical Co. Ltd. (c)	980,559	16,882
Dawnrays Pharmaceutical Holdings Ltd.	63,831,451	8,538
DongKook Pharmaceutical Co. Ltd. (c)	3,139,600	34,534
Faes Farma SA	2,700,109	10,180
FDC Ltd. (a)	2,000,666	7,543
Fuji Pharma Co. Ltd.	625,972	4,509
Genomma Lab Internacional SA de CV	2,490,914	1,920
Granules India Ltd.	145,164	653
Huons Co. Ltd. (c)	853,834	18,694
Hypera SA	419,700	4,128
Jazz Pharmaceuticals PLC (a)	10,961	1,576
Kaken Pharmaceutical Co. Ltd.	34,585	885
Korea United Pharm, Inc.	40,010	667
Kwang Dong Pharmaceutical Co. Ltd. (c)	4,164,491	17,244
Lee's Pharmaceutical Holdings Ltd.	21,562,473	3,791
Luye Pharma Group Ltd. (a)(e)	994,387	242
Nippon Chemiphar Co. Ltd.	82,083	946
Recordati SpA	176,890	6,648
Samjin Pharmaceutical Co. Ltd.	1,600	28
Syngen Biotech Co. Ltd.	350,700	1,490
Towa Pharmaceutical Co. Ltd.	318,465	4,787
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	21,088
		211,747
TOTAL HEALTH CARE		4,055,825
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.1%
BWX Technologies, Inc.	4,998	285
Huntington Ingalls Industries, Inc.	9,939	2,555
Rheinmetall AG	27,470	4,466
V2X, Inc. (a)	417,016	17,093
		24,399
Air Freight & Logistics - 0.1%
AIT Corp.	162,483	1,647
Compania de Distribucion Integral Logista Holdings SA	4,963	103
FedEx Corp.	19,993	3,204
Sinotrans Ltd. (H Shares)	29,651,124	7,215
		12,169
Airlines - 0.0%
Jet2 PLC (a)	110,759	1,079
Building Products - 0.1%
Builders FirstSource, Inc. (a)	70,474	4,345
Kondotec, Inc. (c)	1,603,022	10,888
Masonite International Corp. (a)	23,654	1,692
Nihon Dengi Co. Ltd.	308,447	5,974
Nihon Flush Co. Ltd.	1,245,455	8,108
Owens Corning	38,118	3,263
		34,270
Commercial Services & Supplies - 0.8%
Aeon Delight Co. Ltd.	82,102	1,642
AJIS Co. Ltd. (c)	861,435	11,540
Asia File Corp. Bhd	4,500,000	1,628
Biffa PLC (e)	249,930	1,179
Calian Group Ltd.	74,289	3,133
Civeo Corp. (a)(c)	775,355	24,036
CoreCivic, Inc. (a)	4,217,026	44,152
CTS Co. Ltd.	4,924	27
Fursys, Inc. (c)	900,000	17,277
Lion Rock Group Ltd.	18,549,994	2,080
Mears Group PLC	1,012,839	2,207
Mitie Group PLC	39,826,881	32,611
NICE Total Cash Management Co., Ltd.	1,025,000	3,318
Prosegur Compania de Seguridad SA (Reg.)	299,934	559
Sunny Friend Environmental Technology Co. Ltd.	100,000	417
The GEO Group, Inc. (a)(b)	1,789,814	15,142
VSE Corp. (c)	1,221,391	56,538
		217,486
Construction & Engineering - 0.5%
Argan, Inc.	127,324	4,414
Boustead Projs. Pte Ltd.	1,284,985	758
Boustead Singapore Ltd.	5,735,163	3,180
Br Holding Corp.	61,550	144
Dai-Dan Co. Ltd.	97,062	1,385
Daiichi Kensetsu Corp.	1,000,102	9,746
EMCOR Group, Inc.	54,980	7,758
Fuji Furukawa Engineering & Construction Co. Ltd.	15,077	364
Geumhwa PSC Co. Ltd. (c)	360,000	7,050
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	8,087
Meisei Industrial Co. Ltd.	1,141,036	5,410
Mirait One Corp.	386,285	3,712
Nippon Rietec Co. Ltd.	984,488	4,979
Primoris Services Corp.	1,349,532	27,247
Raiznext Corp. (c)	3,109,877	26,080
Seikitokyu Kogyo Co. Ltd.	246,624	1,358
Shinnihon Corp.	1,740,853	8,476
Sinopec Engineering Group Co. Ltd. (H Shares)	99,245	36
Totetsu Kogyo Co. Ltd.	148,032	2,458
United Integrated Services Co.	300,800	1,352
		123,994
Electrical Equipment - 0.9%
Acuity Brands, Inc.	511,660	93,925
Aichi Electric Co. Ltd. (c)	581,850	12,502
AQ Group AB	750,722	19,276
Atkore, Inc. (a)	78,550	7,486
Chiyoda Integre Co. Ltd.	271,166	4,174
Generac Holdings, Inc. (a)	9,865	1,143
GrafTech International Ltd. (c)	14,614,959	74,390
Hammond Power Solutions, Inc. Class A	436,349	6,454
Korea Electric Terminal Co. Ltd.	440,401	15,983
Sensata Technologies, Inc. PLC	299,913	12,060
Servotronics, Inc. (a)	110,647	1,119
Vitzrocell Co. Ltd.	140,000	1,172
		249,684
Industrial Conglomerates - 0.2%
DCC PLC (United Kingdom)	990,295	54,966
Mytilineos SA	49,810	836
Nolato AB (B Shares)	99,976	422
Reunert Ltd.	1,100,265	2,768
		58,992
Machinery - 1.4%
Aalberts Industries NV	5,258,124	182,807
Allison Transmission Holdings, Inc.	301,728	12,748
ASL Marine Holdings Ltd. (a)(c)	42,398,606	1,048
Beijer Alma AB (B Shares)	2,566	36
Crane Holdings Co.	107,700	10,807
Cummins, Inc.	100	24
Daiwa Industries Ltd.	899,854	7,552
ESAB Corp.	99,979	3,729
Estic Corp.	181,683	1,035
Foremost Income Fund (a)	2,141,103	9,053
Haitian International Holdings Ltd.	6,698,146	13,414
Hosokawa Micron Corp.	108,057	1,959
Hurco Companies, Inc.	109,731	2,540
Hyster-Yale Materials Handling, Inc.:
Class A (c)	199,834	5,827
Class B (a)(c)	310,000	9,040
Ihara Science Corp. (c)	1,092,966	16,546
JOST Werke AG (e)	75,521	3,224
Kyowakogyosyo Co. Ltd.	41,732	1,116
Luxfer Holdings PLC sponsored	167,673	2,426
Maruzen Co. Ltd. (c)	1,533,164	18,446
Mincon Group PLC	2,083,672	2,039
Mitsui Engineering & Shipbuilding Co. (a)	2,968,811	8,326
Nadex Co. Ltd. (c)	768,026	3,946
Nippon Dry-Chemical Co. Ltd.	83,879	799
Oshkosh Corp.	24,912	2,192
Park-Ohio Holdings Corp. (c)	746,811	8,491
Semperit AG Holding (b)	367,938	7,272
Shinwa Co. Ltd.	83,873	1,124
SIMPAC, Inc.	1,200,000	5,255
Stabilus Se	24,749	1,359
Takamatsu Machinery Co. Ltd.	350,353	1,362
Takeuchi Manufacturing Co. Ltd.	399,842	8,067
TK Group Holdings Ltd.	8,036,543	1,638
Tocalo Co. Ltd.	2,957,490	23,669
Trinity Industrial Corp.	817,152	3,682
Yamada Corp.	33,180	608
		383,206
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	103,152	4,990
Genco Shipping & Trading Ltd. (b)	265,143	3,553
Japan Transcity Corp.	99,982	333
Tokyo Kisen Co. Ltd. (c)	627,311	1,941
		10,817
Professional Services - 0.5%
ABIST Co. Ltd.	73,643	1,411
Altech Corp.	199,136	2,691
Artner Co. Ltd.	239,945	1,627
ASGN, Inc. (a)	52,495	4,451
Barrett Business Services, Inc.	36,554	3,188
BeNext-Yumeshin Group Co.	98,656	1,193
CACI International, Inc. Class A (a)	14,798	4,499
Career Design Center Co. Ltd.	200,009	1,909
Careerlink Co. Ltd.	49,285	802
Creek & River Co. Ltd.	10,039	138
Dip Corp.	50,208	1,408
en japan, Inc.	249,962	4,352
FTI Consulting, Inc. (a)	1,990	310
Gakujo Co. Ltd.	275,488	2,666
Hito Communications Holdings, Inc.	176,484	1,979
HRnetgroup Ltd.	20,092	10
JAC Recruitment Co. Ltd.	99,992	1,701
Kelly Services, Inc. Class A (non-vtg.)	416,186	6,800
McMillan Shakespeare Ltd.	1,484,324	12,438
Outsourcing, Inc.	350,067	2,743
Persol Holdings Co. Ltd.	157,621	3,165
Quick Co. Ltd.	749,753	9,757
Robert Half International, Inc.	9,996	764
SaraminHR Co. Ltd.	75,000	1,687
Science Applications International Corp.	156,990	17,008
SHL-JAPAN Ltd.	108,053	1,900
Synergie SA	133,273	3,602
TrueBlue, Inc. (a)	310,592	6,106
WDB Holdings Co. Ltd.	600,001	10,354
Will Group, Inc.	1,114,644	10,690
World Holdings Co. Ltd. (c)	1,319,215	23,156
		144,505
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,299,398	16,979
Chilled & Frozen Logistics Holdings Co. Ltd.	792,455	6,438
Daqin Railway Co. Ltd. (A Shares)	31,000,000	27,210
Hamakyorex Co. Ltd. (c)	1,233,614	27,585
NANSO Transport Co. Ltd.	117,054	953
Sakai Moving Service Co. Ltd. (c)	1,108,925	35,126
SENKO Co. Ltd.	480,276	3,211
Stef SA	160,099	12,752
Trancom Co. Ltd. (c)	825,214	42,344
Universal Logistics Holdings, Inc.	1,234,058	39,490
		212,088
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	25,423	308
Alconix Corp. (c)	2,374,104	21,858
Alligo AB (B Shares)	9,996	74
Chori Co. Ltd. (c)	1,422,647	18,657
Goodfellow, Inc. (c)	685,649	6,039
Green Cross Co. Ltd. (c)	493,259	3,301
Hanwa Co. Ltd.	97,728	2,366
Itochu Corp.	3,937,783	101,930
Kamei Corp.	1,639,271	12,215
Lumax International Corp. Ltd.	1,790,010	3,652
Mitani Shoji Co. Ltd.	2,804,711	27,954
Narasaki Sangyo Co. Ltd.	68,873	784
Nishikawa Keisoku Co. Ltd.	9,836	320
Otec Corp.	120,186	1,755
Parker Corp. (c)	2,141,951	7,116
Rasa Corp.	157,038	1,055
Richelieu Hardware Ltd.	716,069	19,222
Sanyo Trading Co. Ltd.	119,053	831
Senshu Electric Co. Ltd. (c)	1,390,498	25,211
Tanaka Co. Ltd.	35,644	126
TECHNO ASSOCIE Co. Ltd.	221,995	1,566
Totech Corp. (c)	895,545	21,079
Univar Solutions, Inc. (a)	99,008	2,523
Yamazen Co. Ltd.	128,997	802
Yuasa Trading Co. Ltd.	365,592	9,109
		289,853
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	12,050,130	7,706
Daito Koun Co. Ltd.	19,859	89
Isewan Terminal Service Co. Ltd.	1,247,129	5,452
Meiko Transportation Co. Ltd.	816,246	6,093
Qingdao Port International Co. Ltd. (H Shares) (e)	16,385,860	6,868
		26,208
TOTAL INDUSTRIALS		1,788,750
INFORMATION TECHNOLOGY - 9.7%
Electronic Equipment & Components - 3.9%
A&D Holon Holdings Co. Ltd.	583,182	3,596
Advanced Energy Industries, Inc.	170,121	13,380
Alviva Holdings Ltd. (c)	7,321,336	9,159
CDW Corp.	86,196	14,896
Climb Global Solutions, Inc. (c)	280,989	8,826
CONEXIO Corp.	29,647	227
Daido Signal Co. Ltd.	95,834	290
Daiwabo Holdings Co. Ltd.	768,157	9,934
Elematec Corp. (c)	2,121,176	22,125
ePlus, Inc. (a)	10,061	490
FLEXium Interconnect, Inc.	520,000	1,477
Hagiwara Electric Holdings Co. Ltd.	222,773	3,386
Hon Hai Precision Industry Co. Ltd. (Foxconn)	82,001,012	260,591
IDIS Holdings Co. Ltd. (c)	800,000	6,137
Insight Enterprises, Inc. (a)	371,893	35,148
Kingboard Chemical Holdings Ltd. (c)	68,337,533	168,544
Kitron ASA	700,680	1,570
Makus, Inc.	648,400	3,089
Methode Electronics, Inc. Class A	1,035,343	42,687
Nippo Ltd. (c)	650,026	2,955
PAX Global Technology Ltd.	44,982,618	35,357
Redington (India) Ltd.	27,894,820	46,065
SAMT Co. Ltd.	100,000	181
ScanSource, Inc. (a)	399,869	12,388
Shibaura Electronics Co. Ltd.	374,900	11,787
Simplo Technology Co. Ltd.	5,900,000	46,920
Sunny Optical Technology Group Co. Ltd.	49,752	431
TD SYNNEX Corp.	2,300,496	210,518
Test Research, Inc.	140,000	261
Thinking Electronic Industries Co. Ltd.	4,000,000	14,572
Tomen Devices Corp. (c)	430,373	15,079
Tripod Technology Corp.	1,266,000	3,501
VSTECS Holdings Ltd. (c)	112,694,836	54,125
		1,059,692
IT Services - 3.7%
ALTEN	123,677	14,459
Amdocs Ltd.	2,749,022	237,268
Argo Graphics, Inc.	735,946	19,179
Asahi Intelligence Service Co.	39,273	288
Avant Group Corp.	229,283	2,279
CDS Co. Ltd. (c)	424,653	5,192
Cielo SA	120,100	138
Cognizant Technology Solutions Corp. Class A	871,820	54,271
Concentrix Corp.	2,254,249	275,537
CSE Global Ltd. (c)	39,359,288	9,731
Densan System Holdings Co. Ltd.	39,539	626
Dimerco Data System Corp.	981,799	1,963
DTS Corp.	371,211	8,837
E-Credible Co. Ltd.	236,349	2,832
E-Guardian, Inc.	100,007	2,051
eClerx Services Ltd.	150,978	2,407
Enea AB (a)	8,846	63
EOH Holdings Ltd. (a)	6,167,239	1,420
EPAM Systems, Inc. (a)	99	35
Estore Corp.	175,659	1,649
ExlService Holdings, Inc. (a)	197,698	35,951
FleetCor Technologies, Inc. (a)	8,300	1,545
Gabia, Inc. (c)	900,000	6,432
Genpact Ltd.	24,875	1,206
Himacs Ltd.	27,989	277
IFIS Japan Ltd.	175,994	700
Indra Sistemas SA (b)(c)	11,450,048	102,405
Information Planning Co. (b)	125,045	2,586
Jfe Systems, Inc.	25,044	376
Know IT AB	375,497	7,475
KPS AG (b)	12,043	38
Maximus, Inc.	52,617	3,245
Metaage Corp.	1,927,000	1,864
Nice Information & Telecom, Inc.	408,695	7,588
Pole To Win Holdings, Inc.	255,703	1,629
Proact IT Group AB	4,934	40
Societe Pour L'Informatique Industrielle SA (c)	1,542,424	71,490
Softcat PLC	5,000	64
Softcreate Co. Ltd.	592,008	13,497
TDC Soft, Inc.	525,666	4,514
The Western Union Co. (b)	7,012,562	94,740
Verra Mobility Corp. (a)	925,634	15,801
WNS Holdings Ltd. sponsored ADR (a)	49,703	4,278
		1,017,966
Semiconductors & Semiconductor Equipment - 0.4%
ASMPT Ltd.	218,169	1,201
FormFactor, Inc. (a)	148,500	3,001
Japan Material Co. Ltd.	98,712	1,302
Machvision, Inc.	200,000	725
Melexis NV	99,030	6,831
MKS Instruments, Inc.	104,452	8,581
Novatek Microelectronics Corp.	50,000	374
Parade Technologies Ltd.	300,000	5,664
Powertech Technology, Inc.	9,000,000	20,816
Renesas Electronics Corp. (a)	414,191	3,465
Skyworks Solutions, Inc.	100,044	8,605
Synaptics, Inc. (a)	72,304	6,406
Systems Technology, Inc.	150,100	1,441
Topco Scientific Co. Ltd.	7,400,000	34,300
		102,712
Software - 0.6%
ANSYS, Inc. (a)	457,825	101,253
Check Point Software Technologies Ltd. (a)	5,059	654
Cresco Ltd.	647,163	7,543
Cvent Holding Corp. (a)	5,000	29
Enghouse Systems Ltd.	24,905	554
Focus Systems Corp.	50,043	340
Fukui Computer Holdings, Inc.	200,004	4,674
Hecto Innovation Co. Ltd.	500,074	4,590
InfoVine Co. Ltd.	97,464	1,454
Justsystems Corp.	99,961	2,111
KSK Co., Ltd. (c)	512,853	7,540
NetGem SA	712,194	673
Nsw, Inc.	148,031	2,117
Open Text Corp.	20,057	581
Pro-Ship, Inc.	602,054	6,146
SPS Commerce, Inc. (a)	48,084	6,084
System Information Co. Ltd.	199,924	1,335
System Research Co. Ltd.	70,845	958
VMware, Inc. Class A	249,921	28,124
		176,760
Technology Hardware, Storage & Peripherals - 1.1%
Chenbro Micom Co. Ltd.	771,000	1,582
Elecom Co. Ltd.	550,172	5,106
MCJ Co. Ltd.	2,399,882	15,171
Seagate Technology Holdings PLC (b)	4,540,097	225,461
Super Micro Computer, Inc. (a)	498,168	34,668
TSC Auto ID Technology Corp.	2,030,000	11,769
		293,757
TOTAL INFORMATION TECHNOLOGY		2,650,887
MATERIALS - 4.7%
Chemicals - 2.8%
AdvanSix, Inc.	239,379	8,709
Birla Carbon Thailand PCL (For. Reg.)	11,172,179	17,179
C. Uyemura & Co. Ltd.	740,756	33,975
Celanese Corp. Class A	60,476	5,813
CF Industries Holdings, Inc.	25,700	2,731
Chase Corp. (c)	490,483	46,208
Daishin-Chemical Co. Ltd.	226,241	1,846
EcoGreen International Group Ltd. (c)(d)	52,969,170	12,821
Element Solutions, Inc.	49,909	858
FMC Corp.	1,010,871	120,193
Fujikura Kasei Co., Ltd. (c)	1,918,998	5,046
Gujarat Narmada Valley Fertilizers Co.	2,000,000	17,133
Gujarat State Fertilizers & Chemicals Ltd.	15,500,100	23,040
HEXPOL AB (B Shares)	4,098	40
Huntsman Corp.	235,054	6,290
Hyundai HCN	2,000,079	3,699
Ingevity Corp. (a)	33,588	2,259
Insecticides (India) Ltd.	64,650	561
Jcu Corp.	99,976	1,898
K+S AG	874,869	19,332
KPX Chemical Co. Ltd.	163,083	5,456
KPX Holdings Corp.	69,171	2,544
LyondellBasell Industries NV Class A	1,350,584	103,252
Miwon Chemicals Co. Ltd.	45,000	1,901
Miwon Commercial Co. Ltd.	30,000	3,563
Muto Seiko Co. Ltd.	199,976	846
Scientex Bhd	100,000	69
SK Kaken Co. Ltd.	59,194	14,749
Soken Chemical & Engineer Co. Ltd. (c)	643,448	8,235
T&K Toka Co. Ltd.	1,125,259	7,242
Thai Rayon PCL:
(For. Reg.) (a)	2,623,876	3,310
NVDR	283,734	358
The Chemours Co. LLC	170,337	4,877
The Mosaic Co.	3,412,252	183,409
The Scotts Miracle-Gro Co. Class A (b)	10,073	462
Trinseo PLC	86,471	1,627
Tronox Holdings PLC	317,413	3,809
Valvoline, Inc.	86,696	2,545
Yara International ASA	1,632,491	72,861
Yip's Chemical Holdings Ltd.	26,672,587	8,835
		759,581
Construction Materials - 0.2%
Buzzi Unicem SpA	500,255	8,303
Eagle Materials, Inc.	60,238	7,368
Mitani Sekisan Co. Ltd.	934,826	24,079
RHI Magnesita NV	93,278	1,981
Vertex Corp.	30,165	259
West China Cement Ltd.	4,988,642	451
Wienerberger AG	55,403	1,267
		43,708
Containers & Packaging - 0.2%
Chuoh Pack Industry Co. Ltd. (c)	409,090	2,971
Kohsoku Corp. (c)	1,676,426	17,847
Mayr-Melnhof Karton AG	20,093	2,859
O-I Glass, Inc. (a)	213,921	3,489
Packaging Corp. of America	38,074	4,577
Silgan Holdings, Inc.	184,003	8,714
The Pack Corp. (c)	1,299,567	20,565
		61,022
Metals & Mining - 1.0%
Boliden AB	147,985	4,310
Chubu Steel Plate Co. Ltd.	445,857	3,211
CI Resources Ltd.	430,729	270
CK-SAN-ETSU Co. Ltd.	28,956	799
Cleveland-Cliffs, Inc. (a)(b)	9,928,745	128,974
Commercial Metals Co.	53,680	2,442
Gatos Silver, Inc. (a)	1,238,005	4,085
Granges AB	321,436	2,173
Hill & Smith Holdings PLC	497,923	5,642
Mount Gibson Iron Ltd.	29,138,884	6,990
Pacific Metals Co. Ltd.	597,640	7,415
Perenti Global Ltd.	12,904,049	7,924
Sandfire Resources NL	5,069,847	11,285
Teck Resources Ltd. Class B (sub. vtg.)	532,094	16,197
Tohoku Steel Co. Ltd. (c)	603,682	6,561
Tokyo Tekko Co. Ltd. (c)	735,357	6,632
Warrior Metropolitan Coal, Inc.	1,500,242	55,719
Webco Industries, Inc. (a)	7,327	1,209
		271,838
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	84,159	4,768
Stella-Jones, Inc.	2,336,701	70,375
Sylvamo Corp.	1,373,474	66,160
Western Forest Products, Inc.	1,713,741	1,547
		142,850
TOTAL MATERIALS		1,278,999
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	170,382	2,222
Business One Holdings, Inc.	14,029	47
Century21 Real Estate Japan Ltd.	72,793	494
Daito Trust Construction Co. Ltd.	500,419	49,505
Jones Lang LaSalle, Inc. (a)	13,400	2,132
LSL Property Services PLC	1,242,474	3,263
Relo Group, Inc.	196,903	2,783
Selvaag Bolig ASA	513,705	1,663
Servcorp Ltd.	912,548	1,990
Tejon Ranch Co. (a)	416,862	7,062
Vonovia SE	9,955	220
		71,381
UTILITIES - 1.4%
Electric Utilities - 1.2%
Exelon Corp.	19,500	753
PG&E Corp. (a)	22,993,599	343,294
Power Grid Corp. of India Ltd.	50,000	138
		344,185
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	3,999,396	10,241
GAIL India Ltd.	4,935,934	5,444
KyungDong City Gas Co. Ltd.	260,078	4,264
Star Gas Partners LP	10,706	94
		20,043
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	33,000,090	22,893
TOTAL UTILITIES		387,121
TOTAL COMMON STOCKS (Cost $14,543,431)		25,923,847

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 12/31/49 (d)(g) (Cost $0)	9,933	0

Money Market Funds - 5.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (h)	1,127,327,677	1,127,553
Fidelity Securities Lending Cash Central Fund 3.10% (h)(i)	353,931,150	353,967
TOTAL MONEY MARKET FUNDS (Cost $1,481,488)		1,481,520

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $16,024,919)	27,405,367
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(238,232)
NET ASSETS - 100.0%	27,167,135

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,497,000 or 0.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,282,478	1,126,912	1,281,837	8,628	-	-	1,127,553	2.3%
Fidelity Securities Lending Cash Central Fund 3.10%	212,670	705,774	564,477	138	-	-	353,967	1.0%
Total	1,495,148	1,832,686	1,846,314	8,766	-	-	1,481,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	13,604	-	5	-	2	(2,061)	11,540
ASL Marine Holdings Ltd.	1,946	-	26	-	(322)	(550)	1,048
ASTI Corp.	4,005	-	2	-	1	(227)	3,777
Aichi Electric Co. Ltd.	11,754	883	5	290	3	(133)	12,502
Alconix Corp.	23,458	-	9	385	3	(1,594)	21,858
Alps Logistics Co. Ltd.	22,808	-	2,679	242	729	(3,879)	16,979
Alviva Holdings Ltd.	10,083	-	4	-	1	(921)	9,159
BMTC Group, Inc.	37,129	-	164	-	157	(7,009)	30,113
Belc Co. Ltd.	66,828	-	24	472	18	(5,008)	61,814
Belluna Co. Ltd.	35,910	-	11	383	5	(6,290)	29,614
Berry Corp.	32,314	2,282	14	2,507	11	1,337	35,930
Big Lots, Inc.	35,230	-	11	523	(3)	(2,302)	32,914
CDS Co. Ltd.	5,446	457	2	(4)	-	(709)	5,192
CSE Global Ltd.	13,112	-	5	351	-	(3,376)	9,731
Carr's Group PLC	9,233	75	2	80	-	(2,307)	6,999
Chase Corp.	45,131	-	492	-	(19)	1,588	46,208
Chord Energy Corp.	359,790	667	7,637	3,507	(273)	70,056	422,603
Chord Energy Corp. warrants 9/1/24	6,466	-	2	-	-	2,331	-
Chord Energy Corp. warrants 9/1/25	2,829	-	1	-	-	1,116	-
Chori Co. Ltd.	10,106	11,034	8	439	1	(2,476)	18,657
Chuoh Pack Industry Co. Ltd.	3,267	-	1	64	-	(295)	2,971
Civeo Corp.	25,981	-	2,765	-	(2,260)	3,080	24,036
Civitas Resources, Inc.	166,566	1,442	73	4,979	61	31,174	199,170
Climb Global Solutions, Inc.	8,855	-	3	48	2	(28)	8,826
Clip Corp.	1,374	-	1	-	-	(119)	1,254
Codorus Valley Bancorp, Inc.	14,246	-	13,069	-	3,853	(5,030)	-
Create SD Holdings Co. Ltd.	114,519	-	914	-	586	(9,710)	104,481
DVx, Inc.	4,838	-	1	-	1	(975)	3,863
Daewon Pharmaceutical Co. Ltd.	29,234	-	-	-	-	(3,936)	25,298
Daiichi Kensetsu Corp.	14,777	-	4,813	-	714	(932)	-
Daito Pharmaceutical Co. Ltd.	19,319	165	7	21	(1)	(2,594)	16,882
DongKook Pharmaceutical Co. Ltd.	46,410	-	-	-	-	(11,876)	34,534
EcoGreen International Group Ltd.	12,826	-	5	-	1	(1)	12,821
Elematec Corp.	20,032	-	8	357	4	2,097	22,125
Embecta Corp.	101,535	63	38	518	5	5,130	106,695
First Juken Co. Ltd.	11,487	-	4	181	-	(2,015)	9,468
First of Long Island Corp.	23,126	-	284	264	(51)	(714)	22,077
Food Empire Holdings Ltd.	13,383	-	1,887	-	(389)	(294)	10,813
Foot Locker, Inc.	178,733	5,997	80	2,559	28	21,373	206,051
Fossil Group, Inc.	24,084	-	6	-	2	(7,112)	16,968
Fresh Del Monte Produce, Inc.	134,051	-	6,858	664	480	(16,311)	111,362
Fujikura Kasei Co., Ltd.	9,508	-	2,020	112	(3,343)	901	5,046
Fursys, Inc.	21,867	-	-	-	-	(4,590)	17,277
Gabia, Inc.	8,159	-	-	-	-	(1,727)	6,432
Genky DrugStores Co. Ltd.	24,366	-	10	7	8	1,144	25,508
Geumhwa PSC Co. Ltd.	8,184	-	-	-	-	(1,134)	7,050
Goodfellow, Inc.	5,532	-	97	215	(22)	626	6,039
GrafTech International Ltd.	92,982	14,959	24	127	-	(33,527)	74,390
Green Cross Co. Ltd.	3,600	66	1	-	-	(364)	3,301
Gujarat State Fertilizers & Chemicals Ltd.	49,021	-	17,659	432	5,778	(14,100)	-
Halows Co. Ltd.	38,573	244	14	212	9	(5,676)	33,136
Hamakyorex Co. Ltd.	29,044	573	11	346	4	(2,025)	27,585
Handsome Co. Ltd.	33,441	-	-	-	-	(8,821)	24,620
Hoshi Iryo-Sanki Co. Ltd.	5,819	-	3	38	1	(690)	5,127
Huons Co. Ltd.	24,682	-	-	-	-	(5,988)	18,694
Hyster-Yale Materials Handling, Inc. Class A	6,915	-	2	64	-	(1,086)	5,827
Hyster-Yale Materials Handling, Inc. Class B	10,723	-	-	100	-	(1,683)	9,040
IA Group Corp.	3,367	-	1	48	-	(408)	2,958
IDIS Holdings Co. Ltd.	8,256	-	-	-	-	(2,119)	6,137
Ihara Science Corp.	18,026	-	7	-	5	(1,478)	16,546
InBody Co. Ltd.	13,194	-	-	-	-	(3,261)	9,933
Indra Sistemas SA	104,257	-	96	-	(127)	(1,629)	102,405
InfoVine Co. Ltd.	5,702	-	2,323	-	(1)	(1,924)	-
JLM Couture, Inc.	279	-	-	-	-	(31)	248
Jackson Financial, Inc.	117,186	-	52	2,343	10	46,195	163,339
Jumbo SA	146,277	-	49	-	33	(11,970)	134,291
KSK Co., Ltd.	8,577	-	2	-	2	(1,037)	7,540
Kingboard Chemical Holdings Ltd.	198,672	1,199	79	-	63	(31,311)	168,544
Kohsoku Corp.	18,948	-	8	240	4	(1,097)	17,847
Kondotec, Inc.	12,543	-	5	170	3	(1,653)	10,888
Kwang Dong Pharmaceutical Co. Ltd.	17,440	3,533	-	-	-	(3,729)	17,244
Kyeryong Construction Industrial Co. Ltd.	12,722	-	-	-	-	(4,635)	8,087
Maruzen Co. Ltd.	21,605	-	7	249	5	(3,157)	18,446
Metro, Inc.	1,190,599	-	34,646	7,335	30,986	(94,635)	1,092,304
Mi Chang Oil Industrial Co. Ltd.	10,703	-	-	-	-	(1,638)	9,065
Motonic Corp.	13,672	-	-	-	-	(2,641)	11,031
Muhak Co. Ltd.	10,205	-	2,269	-	(3,259)	(202)	-
Murakami Corp.	14,682	-	6	159	4	(1,779)	12,901
Murphy Oil Corp.	414,742	-	23,698	2,951	9,467	145,227	545,738
Nadex Co. Ltd.	4,351	-	1	52	-	(404)	3,946
Nafco Co. Ltd.	22,497	22	8	326	1	(2,644)	19,868
Next PLC	816,407	-	30,286	-	16,075	(270,835)	531,361
Nippo Ltd.	3,943	-	205	-	(96)	(687)	2,955
Origin Enterprises PLC	35,186	-	118	-	(105)	(2,870)	32,093
Park-Ohio Holdings Corp.	13,261	-	3	93	-	(4,767)	8,491
Parker Corp.	8,812	-	3	120	2	(1,695)	7,116
Peyto Exploration & Development Corp.	90,032	14,149	33	862	(1)	(15,447)	88,700
Piolax, Inc.	33,332	-	17,497	524	12,390	(16,499)	-
Prim SA	19,177	-	141	-	2	(4,045)	14,993
Qol Holdings Co. Ltd.	24,077	542	7	206	2	(6,464)	18,150
Raiznext Corp.	28,619	-	10	-	1	(2,530)	26,080
Rocky Mountain Chocolate Factory, Inc.	3,072	-	2	-	1	(64)	3,007
SJM Co. Ltd.	3,603	-	-	-	-	(549)	3,054
SNT Holdings Co. Ltd.	10,669	-	-	(11)	-	(1,801)	8,868
Sakai Moving Service Co. Ltd.	41,224	-	14	207	10	(6,094)	35,126
Sally Beauty Holdings, Inc.	89,141	16,981	41	-	8	(863)	105,226
Sanei Architecture Planning Co. Ltd.	21,081	-	7	410	3	(3,517)	17,560
Sarantis SA	27,263	-	9	-	5	(3,009)	24,250
Senshu Electric Co. Ltd.	27,236	-	11	255	8	(2,022)	25,211
Sewon Precision Industries Co. Ltd.	1,537	-	-	-	-	(133)	1,404
Societe Pour L'Informatique Industrielle SA	72,814	-	58	451	49	(1,315)	71,490
Soken Chemical & Engineer Co. Ltd.	9,118	-	2	-	-	(881)	8,235
St. Shine Optical Co. Ltd.	27,439	330	-	1,248	-	(6,993)	20,776
Step Co. Ltd.	15,007	-	5	164	4	(186)	14,820
Strattec Security Corp.	7,770	-	1,713	-	(221)	(622)	5,214
Sun Hing Vision Group Holdings Ltd.	2,683	-	21	36	(51)	(385)	2,226
Sunjin Co. Ltd.	19,085	-	-	-	-	(6,274)	12,811
T&K Toka Co. Ltd.	7,929	-	554	140	17	(150)	-
TOW Co. Ltd.	8,370	-	940	1	280	(1,312)	6,398
The Pack Corp.	26,438	-	2,506	-	(18)	(3,349)	20,565
Tohoku Steel Co. Ltd.	7,008	-	2	56	1	(446)	6,561
Tokyo Kisen Co. Ltd.	2,962	-	546	-	(465)	(10)	1,941
Tokyo Tekko Co. Ltd.	6,865	-	2	46	(2)	(229)	6,632
Tomen Devices Corp.	20,630	-	3,037	-	764	(3,278)	15,079
Totech Corp.	23,243	-	8	274	6	(2,162)	21,079
Trancom Co. Ltd.	45,626	-	19	350	18	(3,281)	42,344
Unum Group	442,418	-	8,618	4,508	1,984	181,530	617,314
Utah Medical Products, Inc.	19,911	-	7	63	6	(397)	19,513
VSE Corp.	42,234	7,523	18	-	12	6,787	56,538
VSTECS Holdings Ltd.	86,171	-	23	-	15	(32,038)	54,125
WIN-Partners Co. Ltd.	18,125	-	140	-	53	(2,709)	15,329
Whanin Pharmaceutical Co. Ltd.	23,033	-	-	-	-	(1,945)	21,088
World Holdings Co. Ltd.	21,993	1,735	10	-	1	(563)	23,156
Youngone Holdings Co. Ltd.	35,400	-	-	-	-	1,025	36,425
Yutaka Giken Co. Ltd.	17,184	3	6	274	2	(3,235)	13,948
Total	6,783,871	84,924	191,640	44,633	73,741	(248,511)	6,431,963

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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